Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 287,534,744	$ 287,491,254
Liabilities:
Warrant Liability – Public Warrants	$ 18,975,000	14,854,167
Level 3 [Member]
Liabilities:
Warrant Liability – Public Warrants		14,854,167
Warrant Liability – Private Placement Warrants		$ 8,008,334